UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     July 25, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $136,617 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     5774   165962 SH       SOLE                   165962        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403     1100   250000 SH       SOLE                   250000        0        0
BAUER EDDIE HLDGS INC          COM              071625107     6254  1506926 SH       SOLE                  1506926        0        0
COMCAST CORP NEW               CL A             20030N101    25420  1340000 SH       SOLE                  1340000        0        0
CONSTAR INTL INC NEW           COM              21036U107      677   269600 SH       SOLE                   269600        0        0
E TRADE FINANCIAL CORP         COM              269246104     6123  1950000 SH       SOLE                  1950000        0        0
GEOEYE INC                     COM              37250W108    27208  1536311 SH       SOLE                  1536311        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     6352   356227 SH       SOLE                   356227        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     2059  1019285 SH       SOLE                  1019285        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    12216   388688 SH       SOLE                   388688        0        0
SIX FLAGS INC                  COM              83001P109     2752  2393300 SH       SOLE                  2393300        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     3831  3360700 SH       SOLE                  3360700        0        0
UNITED RENTALS INC             COM              911363109    20381  1039339 SH       SOLE                  1039339        0        0
VALEANT PHARMACEUTICALS INTL   NOTE 3.000% 8/1  91911XAB0    16470 17975000 PRN      SOLE                        0        0        0